Financial instruments (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of components of cash and cash equivalents	Cash and cash equivalents are comprised of:

	June 30	June 30
	2026	2025
	$	$
Cash at bank and on hand	10,431	13,494

Summary of total interest income and interest expense for financial assets or financial liabilities that are not at fair value through profit or loss
Interest expense (net) comprises of total interest income and interest expense for financial assets or financial liabilities that are not at fair value through profit or loss, and can be summarized as follows:

The Company earns interest income from its liquidable money market deposit account to generate steady cash flows and to manage liquidity. The interest rate on the account is variable based on prevailing market rate.

		June 30	June 30
	Note	2026	2025
		$	$
Interest income		(365)	(242)
Interest expense	14	2,164	3,953
Accretion expense	8	225	301
Interest expense (net)		2,024	4,012

Summary of trade and other receivables

		June 30	June 30
	Note	2026	2025
		$	$
Trade receivables		11,305	10,631
Proceeds due on sale of VoIP Supply LLC	19	—	4,500
Trade and other receivables		11,305	15,131

Summary of maximum exposure to credit risk for trade receivables
The Company’s maximum exposure to credit risk for its trade receivables is summarized as follows with some of the over 90-day receivable not being covered by EDC:

	June 30	June 30
	2026	2025
	$	$
Trade receivables aging:
0-30 days	9,865	9,294
31-90 days	1,462	812
Greater than 90 days	317	1,021
	11,644	11,127
Expected credit loss provision	(339)	(496)
Net trade receivables	11,305	10,631

Summary of movement in provision for expected credit losses
The movement in the provision for expected credit losses can be reconciled as follows:

	June 30	June 30
	2026	2025
	$	$
Expected credit loss provision:
Expected credit loss provision, beginning balance	(496)	(1,369)
Net change in expected credit loss provision during the year	157	873
Expected credit loss provision, ending balance	(339)	(496)

Summary of provision matrix
The provision matrix below shows the expected credit loss rate for each aging category of trade receivables.

			June 30, 2026
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		0.45%	8.41%	54.26%
Trade receivables	$11,644	$9,865	$1,462	$317
Expected credit loss provision	$339	$44	$123	$172

			June 30, 2025
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		0.49%	8.13%	37.61%
Trade receivables	$11,127	$9,294	$812	$1,021
Expected credit loss provision	$496	$46	$66	$384

Summary of undiscounted contractual maturities of significant financial liabilities	The following are the undiscounted contractual maturities of significant financial liabilities of the Company as at June 30, 2026:

	within 12 months	13-24 months	25-36 months	>36 months	Total
	$	$	$	$	$
Accounts payable and accrued liabilities	14,557	—	—	—	14,557
Sales tax payable	1,365	—	—	—	1,365
Operating facility and loans	18,412	8,888	—	—	27,300
Lease obligations on right of use assets	1,772	1,282	1,162	3,315	7,531
Other non-current liabilities	—	—	—	1,628	1,628
	36,106	10,170	1,162	4,943	52,381